UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2014

Equity Income - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.7%
Aerospace and Defense — 0.7%
BAE Systems plc	3,989,900	29,126,392
Rockwell Collins, Inc.	546,356	46,156,155
		75,282,547
Air Freight and Logistics — 2.6%
United Parcel Service, Inc., Class B	2,328,195	258,825,438
Automobiles — 0.3%
Honda Motor Co., Ltd.	854,800	24,857,325
Banks — 5.5%
Comerica, Inc.	522,062	24,453,384
Commerce Bancshares, Inc.	2,230,979	97,025,277
JPMorgan Chase & Co.	979,867	61,320,077
KeyCorp	4,999,300	69,490,270
PNC Financial Services Group, Inc. (The)	2,989,559	272,737,468
SunTrust Banks, Inc.	788,777	33,049,756
		558,076,232
Beverages — 2.1%
PepsiCo, Inc.	2,294,965	217,011,890
Capital Markets — 2.5%
AllianceBernstein Holding LP	411,600	10,631,628
Goldman Sachs Group, Inc. (The)	69,081	13,389,970
Northern Trust Corp.	3,449,383	232,488,414
		256,510,012
Chemicals — 3.3%
Air Products & Chemicals, Inc.	1,538,282	221,866,413
Potash Corp. of Saskatchewan, Inc.	3,193,400	112,790,888
		334,657,301
Commercial Services and Supplies — 3.2%
ADT Corp. (The)	2,198,141	79,638,648
Republic Services, Inc.	3,498,841	140,828,350
Tyco International plc	1,679,882	73,679,625
Waste Management, Inc.	589,238	30,239,694
		324,386,317
Communications Equipment — 0.3%
Cisco Systems, Inc.	703,700	19,573,416
QUALCOMM, Inc.	199,500	14,828,835
		34,402,251
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc.	730,555	28,915,367
Verizon Communications, Inc.	4,198,200	196,391,796
		225,307,163
Electric Utilities — 1.6%
Edison International	1,289,500	84,436,460

Westar Energy, Inc.	1,897,400	78,248,776
		162,685,236
Electrical Equipment — 0.7%
ABB Ltd.	3,398,378	71,881,454
Food and Staples Retailing — 4.8%
Sysco Corp.	3,980,148	157,972,074
Wal-Mart Stores, Inc.	3,799,622	326,311,538
		484,283,612
Food Products — 3.9%
Campbell Soup Co.	3,988,848	175,509,312
General Mills, Inc.	4,199,500	223,959,335
		399,468,647
Gas Utilities — 4.0%
ONE Gas, Inc.(1)	3,548,189	146,256,351
Piedmont Natural Gas Co., Inc.	3,198,879	126,067,821
WGL Holdings, Inc.(1)	2,499,617	136,529,081
		408,853,253
Health Care Providers and Services — 1.3%
Quest Diagnostics, Inc.	1,988,200	133,328,692
Household Products — 2.2%
Procter & Gamble Co. (The)	2,390,090	217,713,298
Industrial Conglomerates — 2.7%
General Electric Co.	8,598,300	217,279,041
Koninklijke Philips Electronics NV	1,999,400	58,052,900
		275,331,941
Insurance — 3.4%
Allstate Corp. (The)	289,352	20,326,978
Chubb Corp. (The)	738,735	76,436,911
Marsh & McLennan Cos., Inc.	3,599,080	206,011,339
MetLife, Inc.	748,482	40,485,391
		343,260,619
Metals and Mining — 0.2%
Nucor Corp.	337,700	16,564,185
Multi-Utilities — 1.9%
PG&E Corp.	3,579,210	190,557,140
Oil, Gas and Consumable Fuels — 13.5%
Chevron Corp.	1,998,392	224,179,615
Exxon Mobil Corp.	4,289,282	396,544,121
Occidental Petroleum Corp.	3,799,100	306,245,451
Royal Dutch Shell plc, B Shares	2,699,800	92,748,749
Spectra Energy Partners LP	2,251,369	128,260,492
Total SA	4,298,225	221,613,159
		1,369,591,587
Pharmaceuticals — 9.3%
Eli Lilly & Co.	1,296,388	89,437,808
Johnson & Johnson	3,979,580	416,144,681
Merck & Co., Inc.	2,698,231	153,232,538
Pfizer, Inc.	5,999,479	186,883,771
Sanofi	337,400	30,749,261

Teva Pharmaceutical Industries Ltd. ADR	1,059,600	60,937,596
		937,385,655
Semiconductors and Semiconductor Equipment — 0.3%
Applied Materials, Inc.	1,389,102	34,616,422
Thrifts and Mortgage Finance — 1.2%
Capitol Federal Financial, Inc.(1)	9,424,869	120,449,826
TOTAL COMMON STOCKS (Cost $5,753,116,024)		7,475,288,043
CONVERTIBLE PREFERRED STOCKS — 13.0%
Banks — 8.8%
Bank of America Corp., 7.25%	369,697	429,946,520
Wells Fargo & Co., 7.50%	379,780	461,527,645
		891,474,165
Machinery — 2.5%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,869,617	257,782,792
Metals and Mining — 0.3%
Alcoa, Inc., 5.375%, 10/1/17	499,685	25,209,108
Multi-Utilities — 0.5%
Laclede Group, Inc. (The), 6.75%, 4/1/17	925,778	52,037,982
Real Estate Investment Trusts (REITs) — 0.9%
Health Care REIT, Inc., 6.50%	1,368,393	90,108,679
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,170,678,007)		1,316,612,726
CONVERTIBLE BONDS — 5.5%
Food Products — 0.3%
Bank of America Corp., (convertible into Mondelez International, Inc.), 2.50%, 5/22/15(2)(3)	291,800	10,604,012
Citigroup, Inc., (convertible into Mondelez International, Inc.), 2.72%, 5/14/15(2)(3)	417,000	15,170,460
		25,774,472
Metals and Mining — 0.1%
Credit Suisse AG, (convertible into Alcoa, Inc.), 6.35%, 1/15/15(2)	983,000	15,629,700
Semiconductors and Semiconductor Equipment — 4.9%
Deutsche Bank AG, (convertible into Broadcom Corp.), 3.89%, 4/2/15(2)(3)	499,700	21,212,015
Goldman Sachs Group, Inc. (The), (convertible into Broadcom Corp.), 3.45%, 3/31/15(2)(3)	490,000	20,545,945
Intel Corp., 2.95%, 12/15/35	252,655,000	332,557,144
Microchip Technology, Inc., 2.125%, 12/15/37	59,910,000	107,164,013
UBS AG, (convertible into Broadcom Corp.), 7.90%, 4/23/15(2)(3)	376,400	14,760,526
		496,239,643
Specialty Retail — 0.2%
Citigroup, Inc., (convertible into Bed Bath & Beyond, Inc.), 5.00%, 1/2/15(2)(3)	373,500	22,177,496
TOTAL CONVERTIBLE BONDS (Cost $471,889,121)		559,821,311
PREFERRED STOCKS — 4.1%
Banks — 0.8%
U.S. Bancorp, 6.00%	2,818,021	76,424,730
Diversified Financial Services — 3.3%
Citigroup, Inc., 5.95%	170,958,000	168,607,327
General Electric Capital Corp., 6.25%	150,900,000	165,046,875
		333,654,202
TOTAL PREFERRED STOCKS (Cost $404,158,004)		410,078,932

EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value Index Fund (Cost $96,957,919)	999,221	104,318,672
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $20,866,530), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $20,437,433)		20,437,388
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $83,415,900), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $81,773,000)		81,773,000
State Street Institutional Liquid Reserves Fund, Premier Class	23,124,424	23,124,424
Federal Home Loan Bank Discount Notes, 0.00%, 1/2/15(4)	$183,964,000	183,964,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $309,298,812)		309,298,812
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $8,206,097,887)		10,175,418,496
OTHER ASSETS AND LIABILITIES — (0.4)%		(35,911,358)
TOTAL NET ASSETS — 100.0%		$10,139,507,138

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,675,065	CAD	3,109,459	JPMorgan Chase Bank N.A.	1/30/15	252
USD	86,329,500	CAD	100,409,841	JPMorgan Chase Bank N.A.	1/30/15	(44,893)
USD	1,788,570	CHF	1,763,381	Credit Suisse AG	1/30/15	14,224
USD	56,964,047	CHF	56,009,045	Credit Suisse AG	1/30/15	606,750
USD	6,671,553	EUR	5,486,258	UBS AG	1/30/15	31,136
USD	248,859,078	EUR	203,424,268	UBS AG	1/30/15	2,639,887
USD	4,279,630	GBP	2,753,689	Credit Suisse AG	1/30/15	(11,429)
USD	5,403,390	GBP	3,476,987	Credit Suisse AG	1/30/15	(14,779)
USD	4,519,931	GBP	2,911,839	Credit Suisse AG	1/30/15	(17,572)
USD	7,921,076	GBP	5,089,904	Credit Suisse AG	1/30/15	(10,493)
USD	56,318,260	GBP	36,096,590	Credit Suisse AG	1/30/15	69,140
USD	22,149,367	GBP	14,193,308	Credit Suisse AG	1/30/15	32,012
USD	715,894	JPY	85,821,920	Credit Suisse AG	1/30/15	(747)
USD	19,776,487	JPY	2,362,667,200	Credit Suisse AG	1/30/15	47,439
						3,340,927

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $120,100,154, which represented 1.2% of total net assets.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $104,470,454, which represented 1.0% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	46,156,155	29,126,392	—
Automobiles	—	24,857,325	—
Electrical Equipment	—	71,881,454	—
Industrial Conglomerates	217,279,041	58,052,900	—
Oil, Gas and Consumable Fuels	1,055,229,679	314,361,908	—
Pharmaceuticals	906,636,394	30,749,261	—
Other Industries	4,720,957,534	—	—
Convertible Preferred Stocks	—	1,316,612,726	—
Convertible Bonds	—	559,821,311	—
Preferred Stocks	—	410,078,932	—
Exchange-Traded Funds	104,318,672	—	—
Temporary Cash Investments	23,124,424	286,174,388	—
	7,073,701,899	3,101,716,597	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,440,840	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(99,913)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2014 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Capitol Federal Financial, Inc.	$100,388,316	$17,510,617	$—	$—	$6,572,123	$120,449,826
ONE Gas, Inc.	86,090,831	43,226,453	—	—	2,532,597	146,256,351
WGL Holdings, Inc.	120,116,585	6,957,536	23,691,812	12,306,279	4,077,942	136,529,081
	$306,595,732	$67,694,606	$23,691,812	$12,306,279	$13,182,662	$403,235,258

4. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,321,003,842
Gross tax appreciation of investments	$1,888,892,073
Gross tax depreciation of investments	(34,477,419)
Net tax appreciation (depreciation) of investments	$1,854,414,654

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2014

Large Company Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 6.7%
Honeywell International, Inc.	125,800	12,569,936
Huntington Ingalls Industries, Inc.	68,000	7,647,280
Raytheon Co.	90,000	9,735,300
Textron, Inc.	95,200	4,008,872
United Technologies Corp.	170,800	19,642,000
		53,603,388
Auto Components — 1.0%
Delphi Automotive plc	111,000	8,071,920
Automobiles — 1.1%
Ford Motor Co.	563,500	8,734,250
Banks — 15.0%
Bank of America Corp.	354,200	6,336,638
Citigroup, Inc.	131,400	7,110,054
Fifth Third Bancorp	416,900	8,494,337
JPMorgan Chase & Co.	496,600	31,077,228
KeyCorp	589,600	8,195,440
PNC Financial Services Group, Inc. (The)	151,700	13,839,591
U.S. Bancorp	390,600	17,557,470
Wells Fargo & Co.	493,700	27,064,634
		119,675,392
Biotechnology — 1.7%
Amgen, Inc.	40,000	6,371,600
Gilead Sciences, Inc.(1)	79,400	7,484,244
		13,855,844
Building Products — 0.8%
Masco Corp.	251,600	6,340,320
Capital Markets — 6.1%
Ameriprise Financial, Inc.	99,400	13,145,650
BlackRock, Inc.	13,100	4,684,036
Goldman Sachs Group, Inc. (The)	56,800	11,009,544
Invesco Ltd.	324,800	12,836,096
State Street Corp.	89,700	7,041,450
		48,716,776
Chemicals — 2.1%
Axalta Coating Systems Ltd.(1)	14,100	366,882
Dow Chemical Co. (The)	234,100	10,677,301
LyondellBasell Industries NV, Class A	69,200	5,493,788
		16,537,971
Communications Equipment — 0.9%
Cisco Systems, Inc.	145,100	4,035,957
QUALCOMM, Inc.	43,900	3,263,087
		7,299,044

Consumer Finance — 2.2%
Capital One Financial Corp.	189,500	15,643,225
Synchrony Financial(1)	57,700	1,716,575
		17,359,800
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	48,200	7,237,230
Electric Utilities — 2.3%
PPL Corp.	226,900	8,243,277
Westar Energy, Inc.	90,200	3,719,848
Xcel Energy, Inc.	188,000	6,752,960
		18,716,085
Electrical Equipment — 1.0%
Eaton Corp. plc	112,900	7,672,684
Energy Equipment and Services — 2.6%
Baker Hughes, Inc.	85,900	4,816,413
Halliburton Co.	229,300	9,018,369
National Oilwell Varco, Inc.	110,000	7,208,300
		21,043,082
Food and Staples Retailing — 3.1%
CVS Health Corp.	210,400	20,263,624
Kroger Co. (The)	72,800	4,674,488
		24,938,112
Health Care Equipment and Supplies — 4.3%
Abbott Laboratories	342,300	15,410,346
Medtronic, Inc.	262,900	18,981,380
		34,391,726
Health Care Providers and Services — 2.2%
Aetna, Inc.	79,800	7,088,634
Anthem, Inc.	84,500	10,619,115
		17,707,749
Hotels, Restaurants and Leisure — 0.6%
Marriott International, Inc., Class A	60,900	4,752,027
Household Durables — 1.4%
Whirlpool Corp.	56,500	10,946,310
Insurance — 6.8%
Allstate Corp. (The)	152,400	10,706,100
American International Group, Inc.	159,100	8,911,191
MetLife, Inc.	180,700	9,774,063
Principal Financial Group, Inc.	66,000	3,428,040
Prudential Financial, Inc.	156,500	14,156,990
Travelers Cos., Inc. (The)	73,600	7,790,560
		54,766,944
Machinery — 3.1%
Ingersoll-Rand plc	264,600	16,772,994
Stanley Black & Decker, Inc.	80,100	7,696,008
		24,469,002
Media — 4.0%
Comcast Corp., Class A	117,500	6,816,175

Time Warner Cable, Inc.	75,500	11,480,530
Time Warner, Inc.	156,500	13,368,230
		31,664,935
Multiline Retail — 1.9%
Macy's, Inc.	188,100	12,367,575
Target Corp.	33,000	2,505,030
		14,872,605
Oil, Gas and Consumable Fuels — 8.9%
Chevron Corp.	277,400	31,118,732
Exxon Mobil Corp.	82,400	7,617,880
Imperial Oil Ltd.	214,300	9,231,981
Oasis Petroleum, Inc.(1)	121,800	2,014,572
Occidental Petroleum Corp.	121,300	9,777,993
Total SA ADR	221,600	11,345,920
		71,107,078
Paper and Forest Products — 0.6%
International Paper Co.	86,300	4,623,954
Pharmaceuticals — 5.7%
Catalent, Inc.(1)	136,200	3,797,256
Johnson & Johnson	258,900	27,073,173
Merck & Co., Inc.	267,300	15,179,967
		46,050,396
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	168,100	4,175,604
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	643,300	16,031,036
Microchip Technology, Inc.	229,500	10,352,745
		26,383,781
Software — 4.5%
Electronic Arts, Inc.(1)	222,800	10,474,942
Microsoft Corp.	230,300	10,697,435
Oracle Corp.	333,300	14,988,501
		36,160,878
Specialty Retail — 1.0%
Lowe's Cos., Inc.	119,400	8,214,720
Technology Hardware, Storage and Peripherals — 1.0%
Western Digital Corp.	74,100	8,202,870
Tobacco — 1.4%
Altria Group, Inc.	69,900	3,443,973
Philip Morris International, Inc.	95,900	7,811,055
		11,255,028
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(1)	41,400	4,223,214
TOTAL COMMON STOCKS (Cost $547,225,679)		793,770,719
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $931,256), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $912,105)		912,103

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.63%, 11/15/22, valued at $3,724,744), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $3,649,000)		3,649,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,018	1,018,018
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,579,121)		5,579,121
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $552,804,800)		799,349,840
OTHER ASSETS AND LIABILITIES — 0.1%		807,931
TOTAL NET ASSETS — 100.0%		$800,157,771

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,349,324	CAD	8,547,998	JPMorgan Chase Bank N.A.	1/30/15	(3,822)
USD	192,911	CAD	224,586	JPMorgan Chase Bank N.A.	1/30/15	(283)
USD	9,944,172	EUR	8,128,640	UBS AG	1/30/15	105,488
						101,383

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	784,538,738	9,231,981	—
Temporary Cash Investments	1,018,018	4,561,103	—
	785,556,756	13,793,084	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	105,488	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(4,105)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$561,619,675
Gross tax appreciation of investments	$248,966,358
Gross tax depreciation of investments	(11,236,193)
Net tax appreciation (depreciation) of investments	$237,730,165

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Market Neutral Value Fund
December 31, 2014

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 70.1%
Aerospace and Defense — 8.7%
BAE Systems plc ADR(1)	14,330	417,791
Boeing Co. (The)(1)	3,710	482,226
Exelis, Inc.(1)	32,030	561,486
HEICO Corp., Class A(1)	80,436	3,809,449
L-3 Communications Holdings, Inc.(1)	1,040	131,258
Raytheon Co.(1)	3,570	386,167
Rockwell Collins, Inc.(1)	2,872	242,627
Textron, Inc.(1)	11,950	503,214
		6,534,218
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B(1)	7,260	807,094
Airlines — 0.3%
Alaska Air Group, Inc.(1)	3,730	222,905
Automobiles — 0.3%
Honda Motor Co. Ltd. ADR(1)	4,948	146,065
Toyota Motor Corp. ADR(1)	505	63,367
		209,432
Banks — 1.8%
PNC Financial Services Group, Inc. (The)(1)	14,369	1,310,884
Zions Bancorp(1)	2,660	75,836
		1,386,720
Beverages — 1.2%
PepsiCo, Inc.(1)	9,340	883,190
Capital Markets — 0.7%
Franklin Resources, Inc.(1)	650	35,990
Northern Trust Corp.(1)	7,472	503,613
		539,603
Chemicals — 2.8%
Air Products & Chemicals, Inc.(1)	9,693	1,398,021
Potash Corp. of Saskatchewan, Inc.(1)	21,070	744,193
		2,142,214
Commercial Services and Supplies — 3.3%
ADT Corp. (The)(1)	17,852	646,778
Brady Corp., Class A(1)	2,811	76,853
Clean Harbors, Inc.(2)	4,150	199,408
Republic Services, Inc.(1)	32,633	1,313,478
Tyco International plc	6,390	280,265
		2,516,782
Consumer Finance — 0.1%
Synchrony Financial(1)(2)	2,871	85,412
Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.(1)	940	37,205

Verizon Communications, Inc.	19,330	904,258
		941,463
Electric Utilities — 5.4%
Edison International(1)	25,870	1,693,968
OGE Energy Corp.	10,970	389,216
Westar Energy, Inc.(1)	34,508	1,423,110
Xcel Energy, Inc.(1)	15,243	547,528
		4,053,822
Electrical Equipment — 3.1%
ABB Ltd. ADR(1)	38,695	818,399
Emerson Electric Co.(1)	25,080	1,548,189
		2,366,588
Energy Equipment and Services — 0.2%
Baker Hughes, Inc.	2,890	162,042
Food and Staples Retailing — 0.5%
CVS Health Corp.	4,150	399,686
Food Products — 6.8%
Campbell Soup Co.(1)	7,120	313,280
ConAgra Foods, Inc.	5,780	209,698
General Mills, Inc.(1)	9,080	484,237
Mondelez International, Inc., Class A(1)	18,950	688,359
Unilever NV ADR(1)	87,876	3,430,679
		5,126,253
Gas Utilities — 3.5%
Atmos Energy Corp.(1)	11,900	663,306
Laclede Group, Inc. (The)(1)	9,994	531,681
ONE Gas, Inc.(1)	34,269	1,412,568
		2,607,555
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.(1)	4,840	390,733
Quest Diagnostics, Inc.(1)	5,304	355,686
		746,419
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.(1)	3,783	171,483
International Game Technology(1)	4,690	80,903
		252,386
Household Durables — 1.1%
Lennar Corp., Class B(1)	23,065	832,877
Household Products — 0.9%
Procter & Gamble Co. (The)(1)	7,397	673,793
Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV(1)	27,220	789,380
Insurance — 4.8%
Chubb Corp. (The)(1)	8,245	853,110
Crawford & Co., Class A(1)	64,278	550,863
EMC Insurance Group, Inc.	14,990	531,545
Marsh & McLennan Cos., Inc.(1)	7,920	453,341
MetLife, Inc.(1)	22,081	1,194,361
		3,583,220

IT Services — 0.4%
Teradata Corp.(2)	7,100	310,128
Leisure Products — 0.3%
Arctic Cat, Inc.(1)	6,841	242,856
Life Sciences Tools and Services — 0.5%
Waters Corp.(1)(2)	3,390	382,121
Machinery — 1.5%
Oshkosh Corp.(1)	5,490	267,089
Pentair plc	5,790	384,572
Stanley Black & Decker, Inc.(1)	5,130	492,890
		1,144,551
Media — 0.6%
Time Warner Cable, Inc.	2,960	450,098
Multi-Utilities — 1.7%
NorthWestern Corp.(1)	7,370	416,995
PG&E Corp.(1)	15,525	826,551
		1,243,546
Oil, Gas and Consumable Fuels — 6.6%
Antero Midstream Partners LP(1)(2)	15,822	435,105
EQT Corp.(1)	1,360	102,952
Imperial Oil Ltd.(1)	11,230	483,227
Occidental Petroleum Corp.(1)	14,917	1,202,459
Rice Midstream Partners LP(2)	18,078	302,807
Royal Dutch Shell plc, Class A ADR(1)	30,890	2,068,085
Total SA ADR(1)	7,250	371,200
		4,965,835
Pharmaceuticals — 1.9%
Johnson & Johnson(1)	627	65,565
Pfizer, Inc.(1)	11,570	360,406
Sanofi ADR(1)	4,810	219,384
Teva Pharmaceutical Industries Ltd. ADR(1)	13,430	772,359
		1,417,714
Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.(1)	6,200	67,022
Corrections Corp. of America(1)	1,758	63,886
Piedmont Office Realty Trust, Inc., Class A(1)	41,620	784,121
		915,029
Road and Rail — 0.2%
Heartland Express, Inc.(1)	5,680	153,417
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom Corp., Class A(1)	15,070	652,983
Microchip Technology, Inc.(1)	7,730	348,700
Teradyne, Inc.(1)	27,345	541,158
		1,542,841
Textiles, Apparel and Luxury Goods — 0.2%
Coach, Inc.(1)	4,500	169,020
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.(1)	47,700	609,606

Trading Companies and Distributors — 0.6%
Rush Enterprises, Inc., Class B(1)(2)	15,594	439,127
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., Class B(1)	5,790	224,999
Telephone & Data Systems, Inc.(1)	25,816	651,854
		876,853
TOTAL COMMON STOCKS (Cost $46,894,379)		52,725,796
EXCHANGE-TRADED FUNDS — 5.3%
iShares Russell 1000 Value Index Fund(1)	36,666	3,827,931
Market Vectors Gold Miners(1)	6,800	124,984
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,284,063)		3,952,915
CONVERTIBLE BONDS — 2.7%
Capital Markets — 2.7%
Janus Capital Group, Inc., 0.75%, 7/15/18 (Cost $1,903,434)	1,341,000	2,040,834
CONVERTIBLE PREFERRED STOCKS — 1.6%
Food Products — 1.4%
Tyson Foods, Inc., 4.75%, 7/15/17(1)	20,402	1,027,037
Metals and Mining — 0.2%
Alcoa, Inc., 5.375%, 10/1/17(1)	2,870	144,791
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,155,080)		1,171,828
TEMPORARY CASH INVESTMENTS — 18.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $2,283,171), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $2,236,220)		2,236,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $9,126,556), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $8,947,000)		8,947,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,519,704	2,519,704
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,702,919)		13,702,919
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.9% (Cost $66,939,875)		73,594,292
SECURITIES SOLD SHORT — (79.8)%
COMMON STOCKS SOLD SHORT — (60.6)%
Aerospace and Defense — (8.3)%
General Dynamics Corp.	(3,480)	(478,918)
HEICO Corp.	(63,355)	(3,826,642)
Honeywell International, Inc.	(5,320)	(531,574)
Lockheed Martin Corp.	(7,439)	(1,432,528)
		(6,269,662)
Air Freight and Logistics — (1.1)%
FedEx Corp.	(4,670)	(810,992)
Airlines — (0.3)%
Southwest Airlines Co.	(5,250)	(222,180)
Automobiles — (0.3)%
General Motors Co.	(5,800)	(202,478)
Banks — (1.8)%
JPMorgan Chase & Co.	(21,090)	(1,319,812)

Beverages — (1.2)%
Coca-Cola Co. (The)	(20,905)	(882,609)
Biotechnology — (0.1)%
Amgen, Inc.	(431)	(68,654)
Capital Markets — (3.4)%
BlackRock, Inc.	(110)	(39,331)
Janus Capital Group, Inc.	(125,990)	(2,032,219)
State Street Corp.	(6,290)	(493,765)
		(2,565,315)
Chemicals — (1.9)%
Praxair, Inc.	(10,790)	(1,397,952)
Commercial Services and Supplies — (2.0)%
Waste Management, Inc.	(29,600)	(1,519,072)
Consumer Finance — (0.1)%
American Express Co.	(990)	(92,110)
Diversified Financial Services — (0.3)%
Berkshire Hathaway, Inc., Class B	(1,494)	(224,324)
Diversified Telecommunication Services — (1.5)%
AT&T, Inc.	(26,850)	(901,892)
BCE, Inc.	(4,890)	(224,255)
		(1,126,147)
Electric Utilities — (2.4)%
American Electric Power Co., Inc.	(13,600)	(825,792)
Duke Energy Corp.	(12,037)	(1,005,571)
		(1,831,363)
Electrical Equipment — (0.5)%
Eaton Corp. plc	(5,390)	(366,304)
Energy Equipment and Services — (0.2)%
Halliburton Co.	(4,150)	(163,220)
Food Products — (8.3)%
Danone SA ADR	(23,990)	(312,278)
Tyson Foods, Inc., Class A	(56,066)	(2,247,686)
Unilever plc ADR	(90,769)	(3,674,329)
		(6,234,293)
Gas Utilities — (0.4)%
AGL Resources, Inc.	(6,010)	(327,605)
Health Care Providers and Services — (1.5)%
AmerisourceBergen Corp.	(4,390)	(395,803)
Express Scripts Holding Co.	(4,720)	(399,642)
Laboratory Corp. of America Holdings	(3,289)	(354,883)
		(1,150,328)
Hotels, Restaurants and Leisure — (0.2)%
Royal Caribbean Cruises Ltd.	(2,095)	(172,691)
Household Durables — (1.1)%
Lennar Corp., Class A	(18,700)	(837,947)
Household Products — (0.8)%
Kimberly-Clark Corp.	(5,177)	(598,151)

Insurance — (4.5)%
Aon plc	(4,790)	(454,236)
Crawford & Co., Class B	(53,580)	(550,802)
Prudential Financial, Inc.	(13,293)	(1,202,485)
Travelers Cos., Inc. (The)	(10,920)	(1,155,882)
		(3,363,405)
Life Sciences Tools and Services — (0.5)%
Thermo Fisher Scientific, Inc.	(2,982)	(373,615)
Machinery — (4.7)%
Caterpillar, Inc.	(14,579)	(1,334,416)
Deere & Co.	(14,175)	(1,254,062)
Parker-Hannifin Corp.	(3,670)	(473,247)
Snap-on, Inc.	(3,630)	(496,366)
		(3,558,091)
Media — (0.6)%
Comcast Corp., Class A	(7,790)	(451,898)
Multi-Utilities — (0.6)%
Wisconsin Energy Corp.	(7,990)	(421,393)
Oil, Gas and Consumable Fuels — (6.5)%
Chevron Corp.	(3,370)	(378,046)
ConocoPhillips	(14,753)	(1,018,842)
Exxon Mobil Corp.	(5,220)	(482,589)
Kinder Morgan, Inc.	(14,664)	(620,434)
Royal Dutch Shell plc, Class B ADR	(29,694)	(2,065,515)
Southwestern Energy Co.	(10,580)	(288,728)
		(4,854,154)
Pharmaceuticals — (1.8)%
Merck & Co., Inc.	(10,080)	(572,443)
Valeant Pharmaceuticals International, Inc.	(5,390)	(771,363)
		(1,343,806)
Real Estate Investment Trusts (REITs) — (1.0)%
Boston Properties, Inc.	(6,110)	(786,296)
Road and Rail — (0.2)%
Werner Enterprises, Inc.	(4,790)	(149,208)
Textiles, Apparel and Luxury Goods — (0.2)%
Michael Kors Holdings Ltd.	(2,290)	(171,979)
Thrifts and Mortgage Finance — (0.8)%
People's United Financial, Inc.	(39,990)	(607,048)
Trading Companies and Distributors — (0.6)%
Rush Enterprises, Inc., Class A	(13,860)	(444,213)
Wireless Telecommunication Services — (0.9)%
United States Cellular Corp.	(16,564)	(659,744)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $43,551,420)		(45,568,059)
EXCHANGE-TRADED FUNDS SOLD SHORT — (19.2)%
Alerian MLP ETF	(6,200)	(108,624)
Consumer Discretionary Select Sector SPDR Fund	(15,050)	(1,085,858)
Financial Select Sector SPDR Fund	(3,030)	(74,932)
Industrial Select Sector SPDR Fund	(33,703)	(1,906,579)

iShares PHLX Semiconductor ETF	(16,780)	(1,558,694)
iShares Russell 1000 Growth Index Fund	(36,291)	(3,469,783)
iShares U.S. Basic Materials ETF	(1,790)	(147,621)
SPDR Gold Shares	(1,060)	(120,395)
Technology Select Sector SPDR Fund	(7,590)	(313,846)
Utilities Select Sector SPDR Fund	(112,815)	(5,327,124)
Vanguard REIT ETF	(3,783)	(306,423)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $13,360,596)		(14,419,879)
TOTAL SECURITIES SOLD SHORT — (79.8)% (Proceeds $56,912,016)		(59,987,938)
OTHER ASSETS AND LIABILITIES(3) — 81.9%		61,583,183
TOTAL NET ASSETS — 100.0%		$75,189,537

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,035,604	CAD	1,204,511	JPMorgan Chase Bank N.A.	1/30/15	(539)
USD	25,095	CAD	29,224	JPMorgan Chase Bank N.A.	1/30/15	(44)
USD	682,991	CHF	671,541	Credit Suisse AG	1/30/15	7,275
USD	16,958	CHF	16,719	Credit Suisse AG	1/30/15	135
EUR	95,154	USD	115,199	UBS AG	1/30/15	(28)
USD	3,868,476	EUR	3,162,199	UBS AG	1/30/15	41,037
USD	119,400	EUR	98,200	UBS AG	1/30/15	542
JPY	588,434	USD	4,879	Credit Suisse AG	1/30/15	34
USD	151,737	JPY	18,127,767	Credit Suisse AG	1/30/15	364
USD	4,345	JPY	520,922	Credit Suisse AG	1/30/15	(5)
USD	12,944	JPY	1,557,975	Credit Suisse AG	1/30/15	(65)
USD	14,406	JPY	1,720,699	Credit Suisse AG	1/30/15	38
						48,744

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $47,418,261.

(2)	Non-income producing.
(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	52,725,796	—	—
Exchange-Traded Funds	3,952,915	—	—
Convertible Bonds	—	2,040,834	—
Convertible Preferred Stocks	—	1,171,828	—
Temporary Cash Investments	2,519,704	11,183,215	—
	59,198,415	14,395,877	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	49,425	—
Liabilities
Securities Sold Short
Common Stocks	(45,568,059)	—	—
Exchange-Traded Funds	(14,419,879)	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(681)	—
	(59,987,938)	(681)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$67,985,401
Gross tax appreciation of investments	$5,838,933
Gross tax depreciation of investments	(230,042)
Net tax appreciation (depreciation) of investments	5,608,891
Net tax appreciation (depreciation) on securities sold short	(6,159,426)
Net tax appreciation (depreciation)	$(550,535)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2014

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.5%
Aerospace and Defense — 1.8%
BAE Systems plc	3,343,617	24,408,507
Exelis, Inc.	3,334,098	58,446,738
Textron, Inc.	708,013	29,814,427
		112,669,672
Auto Components — 0.4%
Autoliv, Inc.	232,911	24,716,515
Banks — 7.8%
Bank of Hawaii Corp.	673,450	39,942,320
BB&T Corp.	794,297	30,890,210
BOK Financial Corp.	566,037	33,984,862
Comerica, Inc.	745,873	34,936,691
Commerce Bancshares, Inc.	1,739,617	75,655,943
Cullen/Frost Bankers, Inc.	502,779	35,516,309
M&T Bank Corp.	619,446	77,814,807
PNC Financial Services Group, Inc. (The)	857,380	78,218,777
SunTrust Banks, Inc.	944,932	39,592,651
Westamerica Bancorp	1,063,617	52,138,505
		498,691,075
Capital Markets — 5.4%
Franklin Resources, Inc.	610,400	33,797,848
LPL Financial Holdings, Inc.	1,260,227	56,143,113
Northern Trust Corp.	2,671,094	180,031,736
State Street Corp.	558,311	43,827,413
T. Rowe Price Group, Inc.	369,232	31,702,259
		345,502,369
Chemicals — 0.8%
Mosaic Co. (The)	1,093,737	49,929,094
Commercial Services and Supplies — 6.0%
ADT Corp. (The)	2,114,902	76,622,900
Clean Harbors, Inc.(1)	1,067,184	51,278,191
Republic Services, Inc.	4,585,104	184,550,436
Tyco International plc	1,263,369	55,411,364
Waste Management, Inc.	316,020	16,218,146
		384,081,037
Communications Equipment — 0.5%
Harris Corp.	444,310	31,910,344
Containers and Packaging — 1.5%
Bemis Co., Inc.	1,390,959	62,885,256
Sonoco Products Co.	737,247	32,217,694
		95,102,950
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	1,351,234	53,481,842

Electric Utilities — 6.4%
Edison International	1,388,527	90,920,748
Great Plains Energy, Inc.	2,239,080	63,612,263
Northeast Utilities	508,747	27,228,139
OGE Energy Corp.	409,781	14,539,030
Southern Co. (The)	623,296	30,610,067
Westar Energy, Inc.	2,296,206	94,695,535
Xcel Energy, Inc.	2,512,379	90,244,654
		411,850,436
Electrical Equipment — 1.0%
Emerson Electric Co.	1,032,378	63,728,694
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	571,545	19,301,075
TE Connectivity Ltd.	830,521	52,530,453
		71,831,528
Energy Equipment and Services — 0.7%
Cameron International Corp.(1)	889,735	44,442,263
Food and Staples Retailing — 1.6%
Sysco Corp.	2,519,736	100,008,322
Food Products — 5.6%
Campbell Soup Co.	793,956	34,934,064
ConAgra Foods, Inc.	2,272,112	82,432,223
Danone SA	244,579	16,089,994
General Mills, Inc.	1,031,813	55,026,587
J.M. Smucker Co. (The)	591,597	59,739,465
Kellogg Co.	557,208	36,463,692
Kraft Foods Group, Inc.	509,875	31,948,767
Mondelez International, Inc., Class A	1,142,571	41,503,892
		358,138,684
Gas Utilities — 2.5%
Atmos Energy Corp.	1,142,986	63,710,040
Laclede Group, Inc. (The)	1,774,173	94,386,003
		158,096,043
Health Care Equipment and Supplies — 3.7%
Boston Scientific Corp.(1)	2,462,057	32,622,255
CareFusion Corp.(1)	1,254,479	74,440,784
Medtronic, Inc.	702,058	50,688,588
Stryker Corp.	444,271	41,908,083
Zimmer Holdings, Inc.	307,344	34,858,957
		234,518,667
Health Care Providers and Services — 5.5%
Cardinal Health, Inc.	662,354	53,471,838
Cigna Corp.	330,395	34,000,949
Humana, Inc.	325,458	46,745,533
LifePoint Hospitals, Inc.(1)	1,330,916	95,706,170
Patterson Cos., Inc.	725,062	34,875,482
Quest Diagnostics, Inc.	1,245,808	83,543,885
		348,343,857

Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	846,014	38,349,815
International Game Technology	1,738,637	29,991,488
		68,341,303
Household Durables — 0.5%
Toll Brothers, Inc.(1)	926,445	31,749,270
Industrial Conglomerates — 1.6%
Koninklijke Philips Electronics NV	3,412,848	99,092,589
Insurance — 7.0%
ACE Ltd.	471,620	54,179,705
Aflac, Inc.	455,065	27,799,921
Allstate Corp. (The)	305,497	21,461,164
Arthur J Gallagher & Co.	409,787	19,292,772
Brown & Brown, Inc.	1,064,375	35,028,581
Chubb Corp. (The)	363,176	37,577,821
HCC Insurance Holdings, Inc.	1,171,984	62,724,584
MetLife, Inc.	505,013	27,316,153
Reinsurance Group of America, Inc.	682,985	59,843,146
Torchmark Corp.	423,034	22,915,752
Travelers Cos., Inc. (The)	306,914	32,486,847
Unum Group	1,381,777	48,196,382
		448,822,828
IT Services — 0.7%
Fidelity National Information Services, Inc.	677,864	42,163,141
Leisure Products — 0.7%
Mattel, Inc.	1,373,149	42,492,096
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	524,802	21,485,394
Bio-Rad Laboratories, Inc., Class A(1)	226,491	27,305,755
Waters Corp.(1)	207,006	23,333,716
		72,124,865
Machinery — 1.6%
Oshkosh Corp.	1,549,789	75,397,235
Pentair plc	365,498	24,276,377
		99,673,612
Media — 0.5%
Markit Ltd.(1)	1,226,545	32,417,584
Metals and Mining — 1.1%
Newmont Mining Corp.	1,432,424	27,072,814
Nucor Corp.	921,551	45,202,076
		72,274,890
Multi-Utilities — 2.3%
Ameren Corp.	665,674	30,707,542
Consolidated Edison, Inc.	465,853	30,750,957
NorthWestern Corp.	520,685	29,460,357
PG&E Corp.	1,087,377	57,891,951
		148,810,807
Multiline Retail — 0.7%
Target Corp.	619,757	47,045,754

Oil, Gas and Consumable Fuels — 5.4%
Antero Midstream Partners LP(1)	502,720	13,824,800
Apache Corp.	1,021,805	64,036,520
Devon Energy Corp.	962,738	58,929,193
Imperial Oil Ltd.	2,203,233	94,914,625
Noble Energy, Inc.	575,561	27,298,858
Occidental Petroleum Corp.	564,632	45,514,986
Southwestern Energy Co.(1)	502,873	13,723,404
Williams Partners LP	585,099	26,183,180
		344,425,566
Pharmaceuticals — 0.3%
Hospira, Inc.(1)	352,905	21,615,431
Real Estate Investment Trusts (REITs) — 4.2%
Annaly Capital Management, Inc.	1,532,156	16,562,606
Corrections Corp. of America	1,973,311	71,710,122
Empire State Realty Trust, Inc.	1,744,233	30,663,616
Piedmont Office Realty Trust, Inc., Class A	3,585,447	67,549,822
Weyerhaeuser Co.	2,320,218	83,272,624
		269,758,790
Road and Rail — 1.2%
Heartland Express, Inc.	1,281,213	34,605,563
Werner Enterprises, Inc.	1,365,176	42,525,233
		77,130,796
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	2,217,100	55,250,132
Broadcom Corp., Class A	1,394,258	60,413,199
Lam Research Corp.	740,488	58,750,318
Maxim Integrated Products, Inc.	1,331,447	42,433,216
Microchip Technology, Inc.	1,226,838	55,342,662
Teradyne, Inc.	3,606,405	71,370,755
		343,560,282
Specialty Retail — 1.6%
Bed Bath & Beyond, Inc.(1)	489,936	37,318,425
Lowe's Cos., Inc.	913,693	62,862,079
		100,180,504
Technology Hardware, Storage and Peripherals — 2.1%
SanDisk Corp.	514,780	50,438,144
Western Digital Corp.	777,483	86,067,368
		136,505,512
Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc.	429,876	16,146,143
Ralph Lauren Corp.	190,678	35,305,938
		51,452,081
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	879,322	11,237,735
People's United Financial, Inc.	3,296,437	50,039,914
		61,277,649
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	890,764	34,632,303
TOTAL COMMON STOCKS (Cost $4,960,584,780)		6,032,591,045

EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Midcap Value Index Fund (Cost $149,474,265)	2,290,119	168,942,078
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $31,529,337), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $30,880,972)		30,880,904
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $126,042,950), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $123,559,000)		123,559,000
State Street Institutional Liquid Reserves Fund, Premier Class	34,784,985	34,784,985
TOTAL TEMPORARY CASH INVESTMENTS (Cost $189,224,889)		189,224,889
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,299,283,934)		6,390,758,012
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,888,616)
TOTAL NET ASSETS — 100.0%		$6,384,869,396

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	109,497,105	CAD	127,356,083	JPMorgan Chase Bank N.A.	1/30/15	(56,940)
USD	2,973,406	CAD	3,456,245	JPMorgan Chase Bank N.A.	1/30/15	280
USD	97,757,451	EUR	79,909,634	UBS AG	1/30/15	1,037,007
USD	2,648,970	EUR	2,178,344	UBS AG	1/30/15	12,363
USD	20,486,156	GBP	13,130,384	Credit Suisse AG	1/30/15	25,150
USD	499,120	GBP	321,154	Credit Suisse AG	1/30/15	(1,333)
						1,016,527

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,763,453,027	269,138,018	—
Exchange-Traded Funds	168,942,078	—	—
Temporary Cash Investments	34,784,985	154,439,904	—
	5,967,180,090	423,577,922	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,074,800	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(58,273)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,354,043,665
Gross tax appreciation of investments	$1,091,478,708
Gross tax depreciation of investments	(54,764,361)
Net tax appreciation (depreciation) of investments	$1,036,714,347

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2014

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 6.9%
Honeywell International, Inc.	251,100	25,089,912
Huntington Ingalls Industries, Inc.	133,400	15,002,164
Raytheon Co.	178,600	19,319,162
Textron, Inc.	189,000	7,958,790
United Technologies Corp.	341,000	39,215,000
		106,585,028
Auto Components — 1.0%
Delphi Automotive plc	218,100	15,860,232
Automobiles — 1.1%
Ford Motor Co.	1,096,100	16,989,550
Banks — 15.3%
Bank of America Corp.	686,200	12,276,118
Citigroup, Inc.	257,700	13,944,147
Fifth Third Bancorp	822,000	16,748,250
JPMorgan Chase & Co.	989,100	61,897,878
KeyCorp	1,151,800	16,010,020
PNC Financial Services Group, Inc. (The)	301,500	27,505,845
U.S. Bancorp	782,400	35,168,880
Wells Fargo & Co.	981,400	53,800,348
		237,351,486
Biotechnology — 1.7%
Amgen, Inc.	77,900	12,408,691
Gilead Sciences, Inc.(1)	156,300	14,732,838
		27,141,529
Building Products — 0.8%
Masco Corp.	506,600	12,766,320
Capital Markets — 6.3%
Ameriprise Financial, Inc.	200,300	26,489,675
BlackRock, Inc.	25,400	9,082,024
Goldman Sachs Group, Inc. (The)	113,000	21,902,790
Invesco Ltd.	651,500	25,747,280
State Street Corp.	180,400	14,161,400
		97,383,169
Chemicals — 2.1%
Axalta Coating Systems Ltd.(1)	32,600	848,252
Dow Chemical Co. (The)	472,800	21,564,408
LyondellBasell Industries NV, Class A	135,200	10,733,528
		33,146,188
Communications Equipment — 0.9%
Cisco Systems, Inc.	283,000	7,871,645
QUALCOMM, Inc.	82,900	6,161,957
		14,033,602

Consumer Finance — 2.2%
Capital One Financial Corp.	379,600	31,335,980
Synchrony Financial(1)	110,300	3,281,425
		34,617,405
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	93,000	13,963,950
Electric Utilities — 2.3%
PPL Corp.	443,100	16,097,823
Westar Energy, Inc.	169,700	6,998,428
Xcel Energy, Inc.	365,700	13,135,944
		36,232,195
Electrical Equipment — 1.0%
Eaton Corp. plc	222,000	15,087,120
Energy Equipment and Services — 2.7%
Baker Hughes, Inc.	167,700	9,402,939
Halliburton Co.	452,500	17,796,825
National Oilwell Varco, Inc.	214,500	14,056,185
		41,255,949
Food and Staples Retailing — 3.2%
CVS Health Corp.	417,800	40,238,318
Kroger Co. (The)	144,500	9,278,345
		49,516,663
Health Care Equipment and Supplies — 4.5%
Abbott Laboratories	697,200	31,387,944
Medtronic, Inc.	533,600	38,525,920
		69,913,864
Health Care Providers and Services — 2.3%
Aetna, Inc.	154,400	13,715,352
Anthem, Inc.	169,400	21,288,498
		35,003,850
Hotels, Restaurants and Leisure — 0.6%
Marriott International, Inc., Class A	117,300	9,152,919
Household Durables — 1.4%
Whirlpool Corp.	112,500	21,795,750
Insurance — 7.0%
Allstate Corp. (The)	300,100	21,082,025
American International Group, Inc.	322,100	18,040,821
MetLife, Inc.	364,500	19,715,805
Principal Financial Group, Inc.	128,600	6,679,484
Prudential Financial, Inc.	311,600	28,187,336
Travelers Cos., Inc. (The)	143,300	15,168,305
		108,873,776
Machinery — 3.1%
Ingersoll-Rand plc	530,600	33,634,734
Stanley Black & Decker, Inc.	157,200	15,103,776
		48,738,510
Media — 4.0%
Comcast Corp., Class A	228,100	13,232,081

Time Warner Cable, Inc.	151,000	22,961,060
Time Warner, Inc.	312,200	26,668,124
		62,861,265
Multiline Retail — 1.9%
Macy's, Inc.	375,500	24,689,125
Target Corp.	61,300	4,653,283
		29,342,408
Oil, Gas and Consumable Fuels — 9.0%
Chevron Corp.	552,600	61,990,668
Exxon Mobil Corp.	160,000	14,792,000
Imperial Oil Ltd.	420,300	18,106,400
Oasis Petroleum, Inc.(1)	233,100	3,855,474
Occidental Petroleum Corp.	238,800	19,249,668
Total SA ADR	434,600	22,251,520
		140,245,730
Paper and Forest Products — 0.6%
International Paper Co.	163,800	8,776,404
Pharmaceuticals — 6.0%
Catalent, Inc.(1)	259,000	7,220,920
Johnson & Johnson	530,100	55,432,557
Merck & Co., Inc.	542,900	30,831,291
		93,484,768
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	337,200	8,376,048
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	1,288,100	32,099,452
Microchip Technology, Inc.	463,600	20,912,996
		53,012,448
Software — 4.6%
Electronic Arts, Inc.(1)	444,100	20,879,361
Microsoft Corp.	441,500	20,507,675
Oracle Corp.	662,800	29,806,116
		71,193,152
Specialty Retail — 1.0%
Lowe's Cos., Inc.	226,900	15,610,720
Technology Hardware, Storage and Peripherals — 1.1%
Western Digital Corp.	147,600	16,339,320
Trading Companies and Distributors — 0.6%
United Rentals, Inc.(1)	84,000	8,568,840
TOTAL COMMON STOCKS (Cost $1,190,028,148)		1,553,220,158
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $3,292,225)	27,000	5,548,500
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $516,904), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $506,274)		506,273
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $2,066,563), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $2,026,000)		2,026,000

State Street Institutional Liquid Reserves Fund, Premier Class	570,030	570,030
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,102,303)		3,102,303
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,196,422,676)		1,561,870,961
OTHER ASSETS AND LIABILITIES — (0.6)%		(9,414,697)
TOTAL NET ASSETS — 100.0%		$1,552,456,264

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	378,349	CAD	440,474	JPMorgan Chase Bank N.A.	1/30/15	(555)
USD	14,414,003	CAD	16,764,926	JPMorgan Chase Bank N.A.	1/30/15	(7,495)
USD	19,502,424	EUR	15,941,818	UBS AG	1/30/15	206,881
						198,831

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,535,113,758	18,106,400	—
Exchange-Traded Funds	5,548,500	—	—
Temporary Cash Investments	570,030	2,532,273	—
	1,541,232,288	20,638,673	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	206,881	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(8,050)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,208,987,220
Gross tax appreciation of investments	$373,435,999
Gross tax depreciation of investments	(20,552,258)
Net tax appreciation (depreciation) of investments	$352,883,741

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2014

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 1.8%
BAE Systems plc	365,329	2,666,913
Exelis, Inc.	364,722	6,393,577
Textron, Inc.	77,359	3,257,587
		12,318,077
Auto Components — 0.4%
Autoliv, Inc.	25,470	2,702,876
Banks — 7.8%
Bank of Hawaii Corp.	73,611	4,365,868
BB&T Corp.	86,821	3,376,469
BOK Financial Corp.	61,871	3,714,735
Comerica, Inc.	80,091	3,751,462
Commerce Bancshares, Inc.	190,243	8,273,668
Cullen/Frost Bankers, Inc.	53,975	3,812,794
M&T Bank Corp.	67,709	8,505,605
PNC Financial Services Group, Inc. (The)	93,716	8,549,711
SunTrust Banks, Inc.	103,286	4,327,683
Westamerica Bancorp	116,259	5,699,016
		54,377,011
Capital Markets — 5.4%
Franklin Resources, Inc.	66,720	3,694,286
LPL Financial Holdings, Inc.	137,858	6,141,574
Northern Trust Corp.	291,964	19,678,374
State Street Corp.	61,026	4,790,541
T. Rowe Price Group, Inc.	40,359	3,465,224
		37,769,999
Chemicals — 0.8%
Mosaic Co. (The)	119,551	5,457,503
Commercial Services and Supplies — 6.0%
ADT Corp. (The)	230,599	8,354,602
Clean Harbors, Inc.(1)	115,282	5,539,300
Republic Services, Inc.	501,175	20,172,294
Tyco International plc	138,093	6,056,759
Waste Management, Inc.	34,529	1,772,028
		41,894,983
Communications Equipment — 0.5%
Harris Corp.	48,565	3,487,938
Containers and Packaging — 1.5%
Bemis Co., Inc.	152,039	6,873,683
Sonoco Products Co.	80,585	3,521,565
		10,395,248
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	147,814	5,850,478

Electric Utilities — 6.5%
Edison International	151,773	9,938,096
Great Plains Energy, Inc.	244,743	6,953,149
Northeast Utilities	55,637	2,977,692
OGE Energy Corp.	44,791	1,589,185
Southern Co. (The)	68,163	3,347,485
Westar Energy, Inc.	252,659	10,419,657
Xcel Energy, Inc.	276,496	9,931,736
		45,157,000
Electrical Equipment — 1.0%
Emerson Electric Co.	112,775	6,961,601
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	62,504	2,110,760
TE Connectivity Ltd.	90,780	5,741,835
		7,852,595
Energy Equipment and Services — 0.7%
Cameron International Corp.(1)	95,893	4,789,855
Food and Staples Retailing — 1.6%
Sysco Corp.	275,420	10,931,420
Food Products — 5.6%
Campbell Soup Co.	86,822	3,820,168
ConAgra Foods, Inc.	248,353	9,010,247
Danone SA	26,734	1,758,736
General Mills, Inc.	112,504	5,999,838
J.M. Smucker Co. (The)	64,022	6,464,941
Kellogg Co.	60,906	3,985,689
Kraft Foods Group, Inc.	56,859	3,562,785
Mondelez International, Inc., Class A	123,048	4,469,719
		39,072,123
Gas Utilities — 2.5%
Atmos Energy Corp.	126,153	7,031,768
Laclede Group, Inc. (The)	193,926	10,316,863
		17,348,631
Health Care Equipment and Supplies — 3.7%
Boston Scientific Corp.(1)	269,115	3,565,774
CareFusion Corp.(1)	138,311	8,207,375
Medtronic, Inc.	76,738	5,540,484
Stryker Corp.	48,561	4,580,759
Zimmer Holdings, Inc.	33,594	3,810,231
		25,704,623
Health Care Providers and Services — 5.5%
Cardinal Health, Inc.	72,399	5,844,771
Cigna Corp.	36,114	3,716,492
Humana, Inc.	35,574	5,109,494
LifePoint Hospitals, Inc.(1)	145,476	10,461,179
Patterson Cos., Inc.	80,671	3,880,275
Quest Diagnostics, Inc.	136,281	9,139,004
		38,151,215

Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	92,437	4,190,169
International Game Technology	190,209	3,281,105
		7,471,274
Household Durables — 0.5%
Toll Brothers, Inc.(1)	101,336	3,472,785
Industrial Conglomerates — 1.6%
Koninklijke Philips Electronics NV	373,041	10,831,305
Insurance — 7.0%
ACE Ltd.	51,550	5,922,064
Aflac, Inc.	49,741	3,038,678
Allstate Corp. (The)	33,392	2,345,788
Arthur J Gallagher & Co.	44,792	2,108,807
Brown & Brown, Inc.	116,341	3,828,782
Chubb Corp. (The)	39,697	4,107,449
HCC Insurance Holdings, Inc.	128,104	6,856,126
MetLife, Inc.	55,200	2,985,768
Reinsurance Group of America, Inc.	74,654	6,541,183
Torchmark Corp.	46,270	2,506,446
Travelers Cos., Inc. (The)	33,547	3,550,950
Unum Group	151,035	5,268,101
		49,060,142
IT Services — 0.7%
Fidelity National Information Services, Inc.	74,094	4,608,647
Leisure Products — 0.7%
Mattel, Inc.	150,224	4,648,682
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	57,341	2,347,541
Bio-Rad Laboratories, Inc., Class A(1)	24,776	2,986,995
Waters Corp.(1)	22,627	2,550,515
		7,885,051
Machinery — 1.6%
Oshkosh Corp.	169,400	8,241,310
Pentair plc	39,977	2,655,272
		10,896,582
Media — 0.5%
Markit Ltd.(1)	134,067	3,543,391
Metals and Mining — 1.1%
Newmont Mining Corp.	156,571	2,959,192
Nucor Corp.	100,690	4,938,844
		7,898,036
Multi-Utilities — 2.4%
Ameren Corp.	72,798	3,358,172
Consolidated Edison, Inc.	51,973	3,430,738
NorthWestern Corp.	56,942	3,221,778
PG&E Corp.	118,856	6,327,893
		16,338,581
Multiline Retail — 0.7%
Target Corp.	67,574	5,129,542

Oil, Gas and Consumable Fuels — 5.4%
Antero Midstream Partners LP(1)	54,950	1,511,125
Apache Corp.	111,688	6,999,487
Devon Energy Corp.	104,140	6,374,409
Imperial Oil Ltd.	240,824	10,374,627
Noble Energy, Inc.	62,912	2,983,916
Occidental Petroleum Corp.	60,882	4,907,698
Southwestern Energy Co.(1)	54,967	1,500,049
Williams Partners LP	63,954	2,861,942
		37,513,253
Pharmaceuticals — 0.3%
Hospira, Inc.(1)	38,559	2,361,739
Real Estate Investment Trusts (REITs) — 4.2%
Annaly Capital Management, Inc.	167,472	1,810,372
Corrections Corp. of America	215,864	7,844,498
Empire State Realty Trust, Inc.	190,653	3,351,680
Piedmont Office Realty Trust, Inc., Class A	391,907	7,383,528
Weyerhaeuser Co.	253,611	9,102,099
		29,492,177
Road and Rail — 1.2%
Heartland Express, Inc.	140,043	3,782,562
Werner Enterprises, Inc.	149,221	4,648,234
		8,430,796
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	242,532	6,043,897
Broadcom Corp., Class A	152,399	6,603,449
Lam Research Corp.	81,003	6,426,778
Maxim Integrated Products, Inc.	145,649	4,641,834
Microchip Technology, Inc.	134,206	6,054,033
Teradyne, Inc.	394,198	7,801,178
		37,571,169
Specialty Retail — 1.6%
Bed Bath & Beyond, Inc.(1)	53,552	4,079,056
Lowe's Cos., Inc.	99,623	6,854,062
		10,933,118
Technology Hardware, Storage and Peripherals — 2.1%
SanDisk Corp.	55,573	5,445,043
Western Digital Corp.	84,949	9,403,854
		14,848,897
Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc.	48,865	1,835,369
Ralph Lauren Corp.	20,842	3,859,105
		5,694,474
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	97,207	1,242,306
People's United Financial, Inc.	360,317	5,469,612
		6,711,918
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	95,572	3,715,775
TOTAL COMMON STOCKS (Cost $535,027,399)		659,280,510

EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Midcap Value Index Fund (Cost $16,087,845)	248,710	18,347,337
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $3,135,264), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $3,070,791)		3,070,784
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 11/15/22, valued at $12,533,981), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $12,287,000)		12,287,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,459,145	3,459,145
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,816,929)		18,816,929
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $569,932,173)		696,444,776
OTHER ASSETS AND LIABILITIES†		(24,656)
TOTAL NET ASSETS — 100.0%		$696,420,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,909,761	CAD	13,852,243	JPMorgan Chase Bank N.A.	1/30/15	(6,193)
USD	324,536	CAD	377,236	JPMorgan Chase Bank N.A.	1/30/15	31
USD	10,685,386	EUR	8,734,529	UBS AG	1/30/15	113,350
USD	289,546	EUR	238,104	UBS AG	1/30/15	1,351
USD	2,238,351	GBP	1,434,647	Credit Suisse AG	1/30/15	2,748
USD	54,535	GBP	35,090	Credit Suisse AG	1/30/15	(146)
						111,141

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	629,933,154	29,347,356	—
Exchange-Traded Funds	18,347,337	—	—
Temporary Cash Investments	3,459,145	15,357,784	—
	651,739,636	44,705,140	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	117,480	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(6,339)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$577,312,308
Gross tax appreciation of investments	$125,111,450
Gross tax depreciation of investments	(5,978,982)
Net tax appreciation (depreciation) of investments	$119,132,468

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2014

Small Cap Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.4%
AAR Corp.	205,000	5,694,900
American Science & Engineering, Inc.	320,000	16,608,000
KEYW Holding Corp. (The)(1)	171,543	1,780,616
Vectrus, Inc.(1)	86,202	2,361,935
		26,445,451
Auto Components — 1.9%
Cooper Tire & Rubber Co.	147,037	5,094,832
Dana Holding Corp.	330,000	7,174,200
Stoneridge, Inc.(1)	415,000	5,336,900
Superior Industries International, Inc.	430,000	8,509,700
Tower International, Inc.(1)	363,477	9,286,837
		35,402,469
Banks — 13.0%
BankUnited, Inc.	1,085,000	31,432,450
Eagle Bancorp, Inc.(1)	380,000	13,497,600
F.N.B. Corp.	780,072	10,390,559
First Horizon National Corp.	745,000	10,117,100
First Interstate Bancsystem, Inc.	320,000	8,902,400
First NBC Bank Holding Co.(1)	300,000	10,560,000
FirstMerit Corp.	607,753	11,480,454
Fulton Financial Corp.	916,530	11,328,311
Heritage Financial Corp.	200,000	3,510,000
Home Bancshares, Inc.	635,000	20,421,600
Lakeland Financial Corp.	60,000	2,608,200
MB Financial, Inc.	230,358	7,569,564
OFG Bancorp	930,000	15,484,500
Park Sterling Corp.	582,254	4,279,567
Popular, Inc.(1)	220,556	7,509,932
PrivateBancorp, Inc.	161,741	5,402,149
Prosperity Bancshares, Inc.	80,000	4,428,800
ServisFirst Bancshares, Inc.	432,800	14,260,760
Southside Bancshares, Inc.	310,000	8,962,100
TCF Financial Corp.	406,802	6,464,084
Texas Capital Bancshares, Inc.(1)	318,580	17,308,452
Valley National Bancorp	2,029,109	19,702,648
		245,621,230
Building Products — 0.9%
American Woodmark Corp.(1)	88,223	3,567,738
Continental Building Products, Inc.(1)	550,000	9,751,500
NCI Building Systems, Inc.(1)	220,000	4,074,400
		17,393,638

Capital Markets — 0.7%
Ares Management LP	810,000	13,883,400
Chemicals — 3.7%
Chemtura Corp.(1)	505,000	12,488,650
Hawkins, Inc.	78,576	3,404,698
Innophos Holdings, Inc.	315,000	18,411,750
LSB Industries, Inc.(1)	485,000	15,248,400
Tronox Ltd., Class A	830,000	19,820,400
		69,373,898
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc.(1)	115,000	5,525,750
Multi-Color Corp.	415,000	22,999,300
		28,525,050
Communications Equipment — 1.7%
CommScope Holding Co., Inc.(1)	310,000	7,077,300
Polycom, Inc.(1)	745,000	10,057,500
Riverbed Technology, Inc.(1)	755,000	15,409,550
		32,544,350
Construction and Engineering — 0.7%
Great Lakes Dredge & Dock Corp.(1)	785,000	6,719,600
Northwest Pipe Co.(1)	240,000	7,228,800
		13,948,400
Containers and Packaging — 2.6%
Berry Plastics Group, Inc.(1)	1,040,000	32,812,000
Graphic Packaging Holding Co.(1)	1,230,000	16,752,600
		49,564,600
Diversified Consumer Services — 1.3%
Sotheby's	245,062	10,581,777
Steiner Leisure, Ltd.(1)	305,000	14,094,050
		24,675,827
Diversified Financial Services — 0.9%
Compass Diversified Holdings	590,000	9,587,500
PHH Corp.(1)	264,667	6,341,421
		15,928,921
Electric Utilities — 2.3%
ALLETE, Inc.	280,000	15,439,200
Cleco Corp.	55,000	2,999,700
El Paso Electric Co.	225,457	9,031,808
Great Plains Energy, Inc.	130,000	3,693,300
Portland General Electric Co.	270,000	10,214,100
UIL Holdings Corp.	62,391	2,716,504
		44,094,612
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	40,715	1,903,833
GrafTech International Ltd.(1)	1,310,000	6,628,600
		8,532,433
Electronic Equipment, Instruments and Components — 0.8%
Ingram Micro, Inc., Class A(1)	440,000	12,161,600
Park Electrochemical Corp.	84,585	2,108,704

TTM Technologies, Inc.(1)	42,135	317,277
		14,587,581
Energy Equipment and Services — 0.4%
Forum Energy Technologies, Inc.(1)	145,720	3,020,776
Matrix Service Co.(1)	215,000	4,798,800
		7,819,576
Food and Staples Retailing — 0.5%
Village Super Market, Inc., Class A	190,000	5,200,300
Weis Markets, Inc.	80,000	3,825,600
		9,025,900
Food Products — 0.4%
Snyders-Lance, Inc.	116,885	3,570,837
TreeHouse Foods, Inc.(1)	38,962	3,332,420
		6,903,257
Gas Utilities — 1.8%
Laclede Group, Inc. (The)	355,000	18,886,000
ONE Gas, Inc.	135,000	5,564,700
Questar Corp.	150,000	3,792,000
South Jersey Industries, Inc.	95,000	5,598,350
		33,841,050
Health Care Equipment and Supplies — 2.6%
Haemonetics Corp.(1)	620,000	23,200,400
Hill-Rom Holdings, Inc.	83,321	3,801,104
Integra LifeSciences Holdings Corp.(1)	83,321	4,518,498
Orthofix International NV(1)	135,000	4,058,100
Utah Medical Products, Inc.(2)	225,000	13,511,250
		49,089,352
Health Care Providers and Services — 2.3%
AMN Healthcare Services, Inc.(1)	615,000	12,054,000
Hanger, Inc.(1)	400,000	8,760,000
HealthSouth Corp.	100,000	3,846,000
Magellan Health, Inc.(1)	60,000	3,601,800
National Healthcare Corp.	65,000	4,084,600
Owens & Minor, Inc.	122,531	4,302,063
WellCare Health Plans, Inc.(1)	85,000	6,975,100
		43,623,563
Health Care Technology — 0.6%
MedAssets, Inc.(1)	580,000	11,460,800
Hotels, Restaurants and Leisure — 2.3%
ClubCorp Holdings, Inc.	545,000	9,771,850
Dave & Buster's Entertainment, Inc.(1)	298,975	8,162,017
Papa Murphy's Holdings, Inc.(1)	500,000	5,810,000
Peak Resorts, Inc.	360,000	2,880,000
Red Robin Gourmet Burgers, Inc.(1)	210,000	16,164,750
		42,788,617
Household Durables — 1.2%
Cavco Industries, Inc.(1)	160,000	12,683,200
Century Communities, Inc.(1)	272,149	4,702,735
Libbey, Inc.(1)	186,247	5,855,605
		23,241,540

Household Products — 0.2%
Central Garden and Pet Co.(1)	440,000	4,202,000
Insurance — 4.8%
American Equity Investment Life Holding Co.	93,124	2,718,290
Argo Group International Holdings Ltd.	180,000	9,984,600
Aspen Insurance Holdings Ltd.	140,000	6,127,800
Baldwin & Lyons, Inc., Class B	397,774	10,254,614
CNO Financial Group, Inc.	405,000	6,974,100
Endurance Specialty Holdings Ltd.	225,000	13,464,000
Hanover Insurance Group, Inc. (The)	55,000	3,922,600
HCC Insurance Holdings, Inc.	107,828	5,770,954
Infinity Property & Casualty Corp.	45,418	3,508,995
James River Group Holdings Ltd.(1)	315,375	7,177,935
Platinum Underwriters Holdings Ltd.	44,112	3,238,703
Selective Insurance Group, Inc.	161,721	4,393,960
Symetra Financial Corp.	181,346	4,180,025
United Fire Group, Inc.	150,285	4,467,973
Validus Holdings Ltd.	102,926	4,277,604
		90,462,153
Internet and Catalog Retail — 0.5%
Shutterfly, Inc.(1)	210,000	8,755,950
Internet Software and Services — 0.3%
Everyday Health, Inc.(1)	340,000	5,015,000
IT Services — 2.0%
EVERTEC, Inc.	1,155,000	25,560,150
MoneyGram International, Inc.(1)	510,000	4,635,900
SYKES Enterprises, Inc.(1)	15,000	352,050
VeriFone Systems, Inc.(1)	210,000	7,812,000
		38,360,100
Leisure Products — 0.4%
Malibu Boats, Inc.(1)	345,000	6,648,150
Machinery — 4.3%
Albany International Corp., Class A	515,000	19,564,850
Briggs & Stratton Corp.	230,000	4,696,600
Dynamic Materials Corp.	460,716	7,380,670
EnPro Industries, Inc.(1)	185,000	11,610,600
Global Brass & Copper Holdings, Inc.(2)	1,475,000	19,411,000
Kadant, Inc.	85,000	3,628,650
Kennametal, Inc.	181,346	6,490,373
Rexnord Corp.(1)	274,469	7,742,771
		80,525,514
Media — 3.9%
Cumulus Media, Inc., Class A(1)	3,400,000	14,382,000
Entercom Communications Corp., Class A(1)	1,035,993	12,597,675
Entravision Communications Corp., Class A(2)	4,470,000	28,965,600
Journal Communications, Inc., Class A(1)	275,000	3,143,250
Nexstar Broadcasting Group, Inc., Class A	225,457	11,676,418
Townsquare Media, Inc.(1)	202,244	2,669,621
		73,434,564

Metals and Mining — 2.3%
AM Castle & Co.(1)	520,000	4,149,600
Compass Minerals International, Inc.	195,000	16,931,850
Haynes International, Inc.	220,000	10,670,000
Horsehead Holding Corp.(1)	775,791	12,280,772
		44,032,222
Multi-Utilities — 1.8%
Avista Corp.	259,766	9,182,728
Black Hills Corp.	102,926	5,459,195
NorthWestern Corp.	328,383	18,579,910
		33,221,833
Oil, Gas and Consumable Fuels — 3.2%
Aegean Marine Petroleum Network, Inc.	655,000	9,183,100
Alon USA Energy, Inc.	370,000	4,687,900
Antero Midstream Partners LP(1)	68,618	1,886,995
Ardmore Shipping Corp.	913,116	10,929,999
Delek US Holdings, Inc.	115,000	3,137,200
Nordic American Tanker Shipping Ltd.	630,000	6,344,100
Northern Tier Energy LP	515,000	11,402,100
PDC Energy, Inc.(1)	70,000	2,888,900
Scorpio Tankers, Inc.	1,030,000	8,950,700
Western Refining, Inc.	45,000	1,700,100
		61,111,094
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	20,000	1,371,000
KapStone Paper and Packaging Corp.	355,000	10,405,050
		11,776,050
Pharmaceuticals — 0.2%
Catalent, Inc.(1)	140,000	3,903,200
Professional Services — 2.1%
CDI Corp.	568,543	10,068,897
Kforce, Inc.	665,000	16,046,450
On Assignment, Inc.(1)	395,000	13,110,050
		39,225,397
Real Estate Investment Trusts (REITs) — 14.4%
American Campus Communities, Inc.	60,000	2,481,600
Apollo Commercial Real Estate Finance, Inc.	499,926	8,178,789
Armada Hoffler Properties, Inc.	825,000	7,829,250
Associated Estates Realty Corp.	350,000	8,123,500
BioMed Realty Trust, Inc.	165,000	3,554,100
Blackstone Mortgage Trust, Inc., Class A	171,543	4,998,763
Campus Crest Communities, Inc.	1,520,000	11,111,200
Capstead Mortgage Corp.	514,629	6,319,644
CBL & Associates Properties, Inc.	235,000	4,563,700
Chatham Lodging Trust	347,988	10,081,212
Chimera Investment Corp.	1,070,000	3,402,600
Colony Financial, Inc.	210,000	5,002,200
DiamondRock Hospitality Co.	372,494	5,538,986
EPR Properties	117,630	6,779,017

Excel Trust, Inc.	588,148	7,875,302
First Industrial Realty Trust, Inc.	254,864	5,240,004
Hatteras Financial Corp.	411,704	7,587,705
Healthcare Realty Trust, Inc.	176,445	4,820,477
Hersha Hospitality Trust	415,000	2,917,450
Highwoods Properties, Inc.	151,939	6,727,859
Kite Realty Group Trust	220,000	6,322,800
LaSalle Hotel Properties	225,457	9,124,245
Lexington Realty Trust	921,431	10,117,312
Mack-Cali Realty Corp.	245,062	4,670,882
Medical Properties Trust, Inc.	612,654	8,442,372
MFA Financial, Inc.	1,151,789	9,202,794
New Residential Investment Corp.	345,000	4,405,650
Outfront Media, Inc.	321,017	8,616,096
Pennsylvania Real Estate Investment Trust	274,469	6,439,043
PennyMac Mortgage Investment Trust	347,988	7,339,067
Rexford Industrial Realty, Inc.	235,000	3,691,850
RLJ Lodging Trust	122,531	4,108,465
Rouse Properties, Inc.	525,000	9,723,000
Sabra Health Care REIT, Inc.	157,004	4,768,212
Summit Hotel Properties, Inc.	744,987	9,267,638
Sun Communities, Inc.	110,000	6,650,600
Sunstone Hotel Investors, Inc.	375,000	6,191,250
Two Harbors Investment Corp.	1,053,765	10,558,725
Urstadt Biddle Properties, Inc., Class A	490,123	10,723,891
Washington Real Estate Investment Trust	289,173	7,998,525
		271,495,775
Road and Rail — 0.6%
Celadon Group, Inc.	190,000	4,311,100
Marten Transport Ltd.	310,000	6,776,600
		11,087,700
Semiconductors and Semiconductor Equipment — 2.8%
Exar Corp.(1)	1,365,000	13,923,000
Fairchild Semiconductor International, Inc.(1)	705,777	11,913,516
Kulicke & Soffa Industries, Inc.(1)	666,568	9,638,573
Nanometrics, Inc.(1)	500,000	8,410,000
Semtech Corp.(1)	355,000	9,787,350
		53,672,439
Software — 2.3%
AVG Technologies NV(1)	171,543	3,386,259
BroadSoft, Inc.(1)	490,000	14,219,800
Mentor Graphics Corp.	1,190,000	26,084,800
		43,690,859
Specialty Retail — 1.5%
Boot Barn Holdings, Inc.(1)	140,000	2,548,000
Destination Maternity Corp.	376,560	6,006,132
MarineMax, Inc.(1)	152,010	3,047,800
Office Depot, Inc.(1)	420,000	3,601,500
Penske Automotive Group, Inc.	280,000	13,739,600
		28,943,032

Technology Hardware, Storage and Peripherals — 0.8%
Silicon Graphics International Corp.(1)	1,340,000	15,249,200
Textiles, Apparel and Luxury Goods — 1.4%
Culp, Inc.	595,000	12,899,600
Movado Group, Inc.	499,926	14,182,901
		27,082,501
Thrifts and Mortgage Finance — 1.7%
Astoria Financial Corp.	524,432	7,006,412
Dime Community Bancshares, Inc.	534,234	8,697,329
Oritani Financial Corp.	666,568	10,265,147
Radian Group, Inc.	325,000	5,434,000
		31,402,888
Trading Companies and Distributors — 0.2%
Kaman Corp.	112,729	4,519,306
Water Utilities — 0.3%
Artesian Resources Corp., Class A	225,000	5,082,750
TOTAL COMMON STOCKS (Cost $1,591,967,524)		1,861,215,192
CONVERTIBLE PREFERRED STOCKS — 0.4%
Household Durables — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $6,423,380)	245,062	7,278,341
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $2,461,389), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $2,410,773)		2,410,768
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 11/15/22, valued at $9,843,619), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $9,646,000)		9,646,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,715,775	2,715,775
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,772,543)		14,772,543
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,613,163,447)		1,883,266,076
OTHER ASSETS AND LIABILITIES — 0.2%		4,103,982
TOTAL NET ASSETS — 100.0%		$1,887,370,058

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,861,215,192	—	—
Convertible Preferred Stocks	—	7,278,341	—
Temporary Cash Investments	2,715,775	12,056,768	—
	1,863,930,967	19,335,109	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2014 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Culp, Inc.(1)	$11,449,200	$1,345,793	$1,021,014	$123,015	$347,200	(1)
Entravision Communications Corp., Class A	26,565,500	11,169,342	9,248,571	1,149,096	381,268	$28,965,600
Global Brass & Copper Holdings, Inc.	19,475,950	5,791,135	2,625,311	(294,109)	151,185	19,411,000
Multi-Color Corp.(1)	31,475,010	3,166,169	18,282,897	6,798,020	103,500	(1)
Townsquare Media, Inc.(1)(2)	—	6,678,974	4,539,010	399,692	—	(1)
Utah Medical Products, Inc.	9,541,950	3,437,132	249,823	106,666	158,306	13,511,250
	$98,507,610	$31,588,545	$35,966,626	$8,282,380	$1,141,459	$61,887,850

(1)	Company was not an affiliate at December 31, 2014.

(2)	Non-income producing.

4. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,642,849,331
Gross tax appreciation of investments	$290,167,133
Gross tax depreciation of investments	(49,750,388)
Net tax appreciation (depreciation) of investments	$240,416,745

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2014

Value - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.2%
Boeing Co. (The)	134,454	17,476,331
Exelis, Inc.	570,028	9,992,591
Textron, Inc.	378,250	15,928,107
		43,397,029
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	100,942	11,221,722
Airlines — 0.2%
Japan Airlines Co. Ltd.	239,700	7,001,777
Automobiles — 1.2%
General Motors Co.	812,176	28,353,064
Honda Motor Co., Ltd.	546,000	15,877,515
		44,230,579
Banks — 11.6%
Bank of America Corp.	1,994,110	35,674,628
Bank of Hawaii Corp.	133,450	7,914,920
BB&T Corp.	273,960	10,654,304
BOK Financial Corp.	273,420	16,416,137
Commerce Bancshares, Inc.	560,814	24,389,801
Cullen/Frost Bankers, Inc.	177,026	12,505,117
Investors Bancorp, Inc.	402,538	4,518,489
JPMorgan Chase & Co.	1,539,381	96,334,463
M&T Bank Corp.	173,270	21,766,177
PNC Financial Services Group, Inc. (The)	480,823	43,865,482
U.S. Bancorp	1,364,372	61,328,521
Wells Fargo & Co.	1,720,068	94,294,128
		429,662,167
Beverages — 0.2%
PepsiCo, Inc.	68,290	6,457,502
Capital Markets — 3.8%
Franklin Resources, Inc.	233,690	12,939,415
Goldman Sachs Group, Inc. (The)	112,274	21,762,069
LPL Financial Holdings, Inc.	396,670	17,671,649
Northern Trust Corp.	979,944	66,048,226
State Street Corp.	304,205	23,880,092
		142,301,451
Chemicals — 0.2%
Mosaic Co. (The)	152,660	6,968,929
Commercial Services and Supplies — 3.9%
ADT Corp. (The)	1,079,322	39,103,836
Republic Services, Inc.	1,717,497	69,129,254
Tyco International plc	681,962	29,910,853
Waste Management, Inc.	111,171	5,705,296
		143,849,239

Communications Equipment — 2.2%
Cisco Systems, Inc.	2,531,569	70,415,592
QUALCOMM, Inc.	133,790	9,944,611
		80,360,203
Containers and Packaging — 0.6%
Bemis Co., Inc.	279,168	12,621,185
Sonoco Products Co.	196,380	8,581,806
		21,202,991
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class A(1)	209	47,234,000
Berkshire Hathaway, Inc., Class B(1)	142,050	21,328,808
		68,562,808
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	2,192,880	73,658,839
CenturyLink, Inc.	452,909	17,926,138
		91,584,977
Electric Utilities — 2.7%
Great Plains Energy, Inc.	1,024,336	29,101,386
Southern Co. (The)	314,668	15,453,345
Westar Energy, Inc.	662,888	27,337,501
Xcel Energy, Inc.	805,915	28,948,467
		100,840,699
Electrical Equipment — 0.5%
Emerson Electric Co.	277,650	17,139,335
Electronic Equipment, Instruments and Components — 0.3%
TE Connectivity Ltd.	159,080	10,061,810
Food and Staples Retailing — 2.5%
Sysco Corp.	773,683	30,707,478
Wal-Mart Stores, Inc.	716,801	61,558,870
		92,266,348
Food Products — 2.3%
ConAgra Foods, Inc.	520,610	18,887,731
General Mills, Inc.	252,330	13,456,759
J.M. Smucker Co. (The)	109,760	11,083,565
Kellogg Co.	178,838	11,703,159
Mondelez International, Inc., Class A	789,636	28,683,527
		83,814,741
Gas Utilities — 0.5%
Laclede Group, Inc. (The)	376,069	20,006,871
Health Care Equipment and Supplies — 4.6%
Boston Scientific Corp.(1)	1,030,378	13,652,508
CareFusion Corp.(1)	932,366	55,326,598
Covidien plc	112,736	11,530,638
Medtronic, Inc.	699,525	50,505,705
Stryker Corp.	270,320	25,499,286
Zimmer Holdings, Inc.	111,142	12,605,726
		169,120,461
Health Care Providers and Services — 1.9%
LifePoint Hospitals, Inc.(1)	388,598	27,944,082

UnitedHealth Group, Inc.	440,195	44,499,313
		72,443,395
Hotels, Restaurants and Leisure — 1.2%
Carnival Corp.	401,783	18,212,823
International Game Technology	780,510	13,463,798
International Speedway Corp., Class A	466,253	14,756,907
		46,433,528
Household Products — 2.8%
Procter & Gamble Co. (The)	1,133,310	103,233,208
Industrial Conglomerates — 4.1%
General Electric Co.	4,630,827	117,020,998
Koninklijke Philips Electronics NV	1,176,360	34,155,802
		151,176,800
Insurance — 4.7%
ACE Ltd.	167,211	19,209,200
Aflac, Inc.	317,273	19,382,208
Brown & Brown, Inc.	180,628	5,944,467
Chubb Corp. (The)	271,804	28,123,560
HCC Insurance Holdings, Inc.	484,279	25,918,612
MetLife, Inc.	544,868	29,471,910
Reinsurance Group of America, Inc.	232,673	20,386,808
Travelers Cos., Inc. (The)	134,127	14,197,343
Unum Group	393,630	13,729,814
		176,363,922
IT Services — 0.2%
Teradata Corp.(1)	175,270	7,655,794
Leisure Products — 0.1%
Mattel, Inc.	149,460	4,625,040
Media — 0.9%
Discovery Communications, Inc., Class A(1)	213,360	7,350,252
Markit Ltd.(1)	622,293	16,447,204
Walt Disney Co. (The)	118,836	11,193,163
		34,990,619
Metals and Mining — 1.2%
Constellium NV, Class A(1)	597,997	9,825,091
Freeport-McMoRan, Inc.	762,598	17,814,289
Newmont Mining Corp.	394,755	7,460,870
Nucor Corp.	181,030	8,879,521
		43,979,771
Multi-Utilities — 1.1%
PG&E Corp.	792,350	42,184,714
Multiline Retail — 1.0%
Target Corp.	471,743	35,810,011
Oil, Gas and Consumable Fuels — 14.1%
Apache Corp.	589,445	36,940,518
California Resources Corp.(1)	280,893	1,547,720
Chevron Corp.	906,047	101,640,353
Devon Energy Corp.	396,218	24,252,504
Exxon Mobil Corp.	1,644,216	152,007,769

Imperial Oil Ltd.	1,112,056	47,907,043
Occidental Petroleum Corp.	721,833	58,186,958
Peabody Energy Corp.	1,393,210	10,783,445
Southwestern Energy Co.(1)	407,085	11,109,350
Total SA	947,501	48,852,419
Ultra Petroleum Corp.(1)	1,017,629	13,391,998
Williams Partners LP	338,737	15,158,481
		521,778,558
Pharmaceuticals — 6.7%
Johnson & Johnson	622,579	65,103,086
Merck & Co., Inc.	1,000,477	56,817,089
Pfizer, Inc.	3,652,293	113,768,927
Sanofi	136,010	12,395,397
		248,084,499
Real Estate Investment Trusts (REITs) — 3.0%
Annaly Capital Management, Inc.	2,040,358	22,056,270
Capstead Mortgage Corp.	1,022,540	12,556,791
Corrections Corp. of America	809,349	29,411,743
Empire State Realty Trust, Inc.	820,729	14,428,416
Piedmont Office Realty Trust, Inc., Class A	1,369,765	25,806,372
Weyerhaeuser Co.	228,820	8,212,350
		112,471,942
Road and Rail — 0.5%
Heartland Express, Inc.	117,810	3,182,048
Werner Enterprises, Inc.	486,118	15,142,576
		18,324,624
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	1,234,704	30,768,824
Broadcom Corp., Class A	298,170	12,919,706
Intel Corp.	1,827,047	66,303,536
Marvell Technology Group Ltd.	481,830	6,986,535
Maxim Integrated Products, Inc.	317,300	10,112,351
Microchip Technology, Inc.	166,340	7,503,597
MKS Instruments, Inc.	232,100	8,494,860
Teradyne, Inc.	743,609	14,716,022
		157,805,431
Software — 1.4%
Microsoft Corp.	628,292	29,184,163
NICE-Systems Ltd. ADR	217,820	11,032,583
Oracle Corp.	281,149	12,643,271
		52,860,017
Specialty Retail — 0.6%
Lowe's Cos., Inc.	350,744	24,131,187
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	229,230	25,302,408
EMC Corp.	1,194,975	35,538,557
Hewlett-Packard Co.	533,225	21,398,319
QLogic Corp.(1)	370,219	4,931,317
SanDisk Corp.	154,880	15,175,142

Western Digital Corp.	155,640	17,229,348
		119,575,091
Textiles, Apparel and Luxury Goods — 0.3%
Coach, Inc.	301,768	11,334,406
Thrifts and Mortgage Finance — 0.5%
People's United Financial, Inc.	1,206,480	18,314,366
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	243,420	9,464,005
TOTAL COMMON STOCKS (Cost $2,771,649,858)		3,603,092,567
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $17,414,982), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $17,056,863)		17,056,825
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $69,619,300), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $68,247,000)		68,247,000
State Street Institutional Liquid Reserves Fund, Premier Class	19,215,391	19,215,391
TOTAL TEMPORARY CASH INVESTMENTS (Cost $104,519,216)		104,519,216
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,876,169,074)		3,707,611,783
OTHER ASSETS AND LIABILITIES — 0.1%		1,997,568
TOTAL NET ASSETS — 100.0%		$3,709,609,351

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	41,676,813	CAD	48,474,301	JPMorgan Chase Bank N.A.	1/30/15	(21,673)
USD	1,242,251	CAD	1,443,976	JPMorgan Chase Bank N.A.	1/30/15	117
USD	71,445,493	EUR	58,401,515	UBS AG	1/30/15	757,891
USD	2,051,638	EUR	1,687,136	UBS AG	1/30/15	9,575
JPY	74,603,250	USD	624,588	Credit Suisse AG	1/30/15	(1,626)
USD	17,570,043	JPY	2,099,066,625	Credit Suisse AG	1/30/15	42,147
USD	553,189	JPY	66,623,625	Credit Suisse AG	1/30/15	(3,140)
						783,291

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,427,438,609	175,653,958	—
Temporary Cash Investments	19,215,391	85,303,825	—
	3,446,654,000	260,957,783	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	809,730	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(26,439)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,935,159,210
Gross tax appreciation of investments	$838,857,543
Gross tax depreciation of investments	(66,404,970)
Net tax appreciation (depreciation) of investments	$772,452,573

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015